TRANSACTIONS WITH RELATED PARTIES (Schedule of Financing Leaseback) (Details) (Kibbutz Sdot-Yam [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
2015	$ 492
2016	523
2017	555
2018	590
2019	627
2020 and thereafter	7,384
Total long-term loans	$ 10,171